UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)

Argentina (1.0%)
Banks
BBVA Banco Frances SA ADR (a)	41,052	$637

Brazil (43.5%)
Banks
Banco Bradesco SA (Preference)	258,178	1,395
Banco Bradesco SA ADR	294,915	1,581
Itau Unibanco Holding SA (Preference)	546,349	3,653
Itau Unibanco Holding SA (Preference) ADR	176,176	1,166
		7,795
Beverages
Ambev SA	64,911	318
Ambev SA ADR	486,378	2,383
		2,701
Capital Markets
BTG Pactual Group (Units) (b)	82,354	548

Diversified Telecommunication Services
Telefonica Brasil SA (Preference)	116,800	1,080

Food & Staples Retailing
Raia Drogasil SA	172,160	1,698

Food Products
BRF SA	252,466	4,495

Health Care Providers & Services
Qualicorp SA	195,052	730

Internet Software & Services
MercadoLibre, Inc.	7,814	712

Machinery
Iochpe-Maxion SA	118,858	454

Metals & Mining
Vale SA	19,206	80
Vale SA (Preference)	45,850	154
Vale SA (Preference) ADR	50,341	169
Vale SA ADR	47,049	198
		601
Multi-line Retail
Lojas Americanas SA (Preference)	143,609	587
Lojas Renner SA	224,180	1,040
		1,627
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (a)	99,704	215
Petroleo Brasileiro SA (Preference) (a)	335,846	613
Petroleo Brasileiro SA ADR (a)	73,636	320

Ultrapar Participacoes SA	128,998	2,174
		3,322
Real Estate Management & Development
Multiplan Empreendimentos Imobiliarios SA	55,130	590
		26,353
Chile (7.0%)
Electric Utilities
Enersis SA	4,561,990	1,147
Enersis SA ADR	14,050	177
		1,324
Multi-line Retail
SACI Falabella	317,261	1,967

Real Estate Management & Development
Parque Arauco SA	571,877	982
		4,273
Colombia (3.9%)
Construction Materials
Cementos Argos SA	162,162	495
Cemex Latam Holdings SA (a)	143,811	573
		1,068
Diversified Financial Services
Grupo de Inversiones Suramericana SA	14,800	172
Grupo de Inversiones Suramericana SA (Preference)	96,814	1,110
		1,282
		2,350
Mexico (37.3%)
Banks
Grupo Financiero Banorte SAB de CV Series O	568,608	2,789
Grupo Financiero Inbursa SAB de CV Series O	617,391	1,276
		4,065
Beverages
Fomento Economico Mexicano SAB de CV ADR	68,120	6,080

Chemicals
Mexichem SAB de CV	627,959	1,543

Construction & Engineering
Promotora y Operadora de Infraestructura SAB de CV (a)	99,058	1,085

Construction Materials
Cemex SAB de CV ADR (a)	500,307	3,497

Industrial Conglomerates
Alfa SAB de CV	1,480,129	2,879

Multi-line Retail
El Puerto de Liverpool SAB de CV	124,344	1,614

Real Estate Investment Trusts (REITs)
Concentradora Fibra Hotelera Mexicana SA de CV REIT	635,352	639

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	71,044	1,176
		22,578
Panama (1.0%)
Airlines
Copa Holdings SA, Class A	15,095	633

Peru (4.2%)
Banks
Credicorp Ltd.	23,855	2,537
Total Common Stocks (Cost $69,604)		59,361

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,024)	1,024,171	1,024
Total Investments (99.6%) (Cost $70,628) (d)		60,385
Other Assets in Excess of Liabilities (0.4%)		219
Net Assets (100.0%)		$60,604

(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,103,000 and the aggregate gross unrealized depreciation is approximately $19,346,000 resulting in net unrealized depreciation of approximately $10,243,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.4%
Banks	24.9
Beverages	14.5
Multi-line Retail	8.6
Construction Materials	7.6
Food Products	7.5
Oil, Gas & Consumable Fuels	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$633	$—	$—	$633
Banks	15,034	—	—	15,034
Beverages	8,781	—	—	8,781
Capital Markets	548	—	—	548
Chemicals	1,543	—	—	1,543
Construction & Engineering	1,085	—	—	1,085
Construction Materials	4,565	—	—	4,565
Diversified Financial Services	1,282	—	—	1,282
Diversified Telecommunication Services	1,080	—	—	1,080
Electric Utilities	1,324	—	—	1,324
Food & Staples Retailing	1,698	—	—	1,698
Food Products	4,495	—	—	4,495
Health Care Providers & Services	730	—	—	730
Industrial Conglomerates	2,879	—	—	2,879
Internet Software & Services	712	—	—	712
Machinery	454	—	—	454
Metals & Mining	601	—	—	601
Multi-line Retail	5,208	—	—	5,208
Oil, Gas & Consumable Fuels	3,322	—	—	3,322
Real Estate Investment Trusts (REITs)	639	—	—	639
Real Estate Management & Development	1,572	—	—	1,572
Wireless Telecommunication Services	1,176	—	—	1,176
Total Common Stocks	59,361	—	—	59,361
Short-Term Investment
Investment Company	1,024	—	—	1,024
Total Assets	$60,385	$—	$—	$60,385

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities with a total value of approximately $24,286,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at September 30, 2015.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015